Assets/Liabilities for Insurance Contracts - Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Debts with Insured Persons	$ 813,337	$ 808,659
Debts with Reinsurers	26,059	31,440
Debts with Co-insurers	1,059	2,302
Debts with Producers	590,368	560,996
Technical Commitments	1,743,441	1,681,677
Others	86,814	84,140
Pending Claims in charge of Reinsures	(70,449)	(58,343)
Total	$ 3,190,629	$ 3,110,871